Provisions for Legal Proceedings (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 24, 2024	Mar. 09, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2022
Provisions for Legal Proceedings [Line Items]
Settlement amount	$ 100,000
Settlement expense			$ 71,000
Provision amount					$ 6,018,201,000	$ 4,139,689,000
Received final approval amount					57,300,000
Aggregate amount					435,000,000
Provision settlements value					5,400,000	291,000,000
Agreement amount		$ 11,000,000
Other liabilities a tax provision					16,400,000
Possible chances of loss					2,300,000,000	1,200,000,000
Loss considered					238,000,000	200,000,000
Tax paid			$ 4,871,000	$ 32,201,000	48,825,000	51,532,000	$ 18,032,000
JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount					77,500,000
Provision settlements value					36,700,000
Recognized settlements					2,022,000,000
PPC [Member]
Provisions for Legal Proceedings [Line Items]
Claim amount					29,000,000
Received final approval amount					195,500,000
Tax paid					2,871,000,000
Webber, Meng, Sahl & Company and Agri Stats, Inc. [Member]
Provisions for Legal Proceedings [Line Items]
Claim amount								$ 55,000,000
U.S. State Matters [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements					11,000,000
Labor [Member]
Provisions for Legal Proceedings [Line Items]
Provision amount					267,044,000	243,580,000
Claim amount					267,044,000	243,580,000
Civil [Member]
Provisions for Legal Proceedings [Line Items]
Provision amount					405,148,000	336,478,000
Claim amount					405,148,000	336,478,000
Tax [Member]
Provisions for Legal Proceedings [Line Items]
Provision amount					5,346,009,000	3,559,631,000
Legal proceedings					5,350,000,000	3,560,000,000
Brazils [Member]
Provisions for Legal Proceedings [Line Items]
Provision amount					73,502,000	48,539,000
Brazils [Member] | JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Provision amount					107,940,000	99,187,000
US [Member]
Provisions for Legal Proceedings [Line Items]
Provision amount					197,439,000	174,239,000
Broiler Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount					5,374,000,000
Aggregate amount					4,985,000,000
Provision settlements value					389,000,000	702,000,000
JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount						245,000,000
Aggregate amount					52,500,000
Loss considered					200,000,000	100,000,000
Brazil Beef [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate amount					25,000,000
BR [Member]
Provisions for Legal Proceedings [Line Items]
Legal proceedings					0	104,126,000
Tax credits [Member]
Provisions for Legal Proceedings [Line Items]
Loss considered					$ 233,000,000	$ 204,000,000